Pension and Post Retirement Benefits - Weighted Average Risk Target Ranges Per Asset (Detail)	12 Months Ended
Dec. 31, 2012
Common and preferred stock [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class
Mutual funds [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class
Fixed income securities [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class
Common and collective funds [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	100.00%
Hedge funds [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class
Group annuity contract [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class
Cash and other investments [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class
Minimum [Member] | Common and preferred stock [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	0.00%
Minimum [Member] | Mutual funds [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	20.00%
Minimum [Member] | Fixed income securities [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	10.00%
Minimum [Member] | Common and collective funds [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	25.00%
Minimum [Member] | Hedge funds [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	0.00%
Minimum [Member] | Group annuity contract [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	0.00%
Minimum [Member] | Cash and other investments [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	0.00%
Maximum [Member] | Common and preferred stock [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	10.00%
Maximum [Member] | Mutual funds [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	30.00%
Maximum [Member] | Fixed income securities [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	30.00%
Maximum [Member] | Common and collective funds [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	55.00%
Maximum [Member] | Hedge funds [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	15.00%
Maximum [Member] | Group annuity contract [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	5.00%
Maximum [Member] | Cash and other investments [Member] | U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Range for Asset Class	10.00%